PENSION AND OTHER POSTRETIREMENT BENEFITS (Tables)	12 Months Ended
Dec. 29, 2018
Defined Benefit Plans
Schedule of plan benefit obligations

	Pension Benefits				U.S. Postretirement Health Benefits
	2018		2017		2018	2017
(In millions)	U.S.	Int'l	U.S.	Int'l

Change in projected benefit obligations
Projected benefit obligations at beginning of year	$1,082.1	$836.7	$1,033.7	$762.9	$4.1	$5.0
Service cost	–	19.2	.5	18.2	–	–
Interest cost	34.5	15.7	35.3	14.3	.1	.1
Participant contribution	–	3.8	–	3.4	.5	.5
Amendments	–	–	–	(2.1)	–	–
Actuarial (gain) loss	(13.2)	(58.8)	73.1	(26.4)	.2	(.1)
Plan transfers	–	–	–	(1.3)	–	–
Benefits paid	(61.8)	(22.3)	(60.5)	(22.5)	(1.1)	(1.4)
Settlements(1)	(173.1)	(9.5)	–	–	–	–
Foreign currency translation	–	(29.0)	–	90.2	–	–

Projected benefit obligations at end of year	$868.5	$755.8	$1,082.1	$836.7	$3.8	$4.1

Accumulated benefit obligations at end of year	$868.5	$696.7	$1,082.1	$775.6

(1)

In 2018, settlements in the U.S. related to lump-sum payments associated with the ADPP and two nonqualified benefit plans. Settlements in our international plans related to lump-sum payments in the UK and France.

Schedule of plan assets

	Pension Benefits				U.S. Postretirement Health Benefits
	2018		2017		2018	2017
(In millions)	U.S.	Int'l	U.S.	Int'l

Change in plan assets
Plan assets at beginning of year	$740.2	$683.7	$672.1	$584.2	$–	$–
Actual return on plan assets	(3.6)	(13.3)	90.1	34.2	–	–
Plan transfers	–	–	–	(.7)	–	–
Employer contributions(1)	233.9	14.7	38.5	14.0	.6	.9
Participant contributions	–	3.8	–	3.4	.5	.5
Benefits paid	(61.8)	(22.3)	(60.5)	(22.5)	(1.1)	(1.4)
Settlements(2)	(173.1)	(9.5)	–	–	–	–
Foreign currency translation	–	(25.3)	–	71.1	–	–

Plan assets at end of year	$735.6	$631.8	$740.2	$683.7	$–	$–

(1)	In connection with ADPP's termination in the U.S., a contribution of $200 million was made in August 2018 using commercial paper borrowings.
(2)

In 2018, settlements in the U.S. related to lump-sum payments associated with the ADPP and two nonqualified benefit plans. Settlements in our international plans related to lump-sum payments in the UK and France.

Schedule of funded status

	Pension Benefits				U.S. Postretirement Health Benefits
	2018		2017		2018	2017
(In millions)	U.S.	Int'l	U.S.	Int'l

Funded status of the plans
Other assets	$–	$12.6	$–	$–	$–	$–
Other accrued liabilities(1)	(65.1)	(2.0)	(33.4)	(2.4)	(.4)	(.5)
Long-term retirement benefits and other liabilities(2)	(67.8)	(134.6)	(308.5)	(150.6)	(3.4)	(3.6)

Plan assets less than benefit obligations	$(132.9)	$(124.0)	$(341.9)	$(153.0)	$(3.8)	$(4.1)

(1)	In connection with its termination, we reclassified the ADPP's underfunded benefit obligation in the U.S. of approximately $57 million to other accrued liabilities
(2)	In accordance with our funding strategy, we have the option to fund in the U.S. certain of these liabilities with proceeds from our corporate-owned life insurance policies.

Schedule of weighted-average assumptions used to determine year-end benefit obligations

					U.S. Postretirement
	Pension Benefits				Health Benefits
	2018		2017		2018	2017
	U.S.	Int'l	U.S.	Int'l

Weighted-average assumptions used to determine year-end benefit obligations
Discount rate	3.72%	2.39%	3.71%	2.25%	4.21%	3.55%
Compensation rate increase	–	2.23	–	2.26	–	–

Schedule of pre-tax amounts, recognized in "Accumulated other comprehensive loss"

	Pension Benefits				U.S. Postretirement Health Benefits
	2018		2017		2018	2017
(In millions)	U.S.	Int'l	U.S.	Int'l

Net actuarial loss	$487.5	$149.3	$567.2	$186.5	$15.8	$17.0
Prior service cost (credit)	15.9	(6.7)	16.7	(7.4)	(9.8)	(13.1)
Net transition obligation	–	.1	–	.1	–	–

Net amount recognized in accumulated other comprehensive loss	$503.4	$142.7	$583.9	$179.2	$6.0	$3.9

Schedule of pretax amounts, including that of discontinued operations, recognized in "Other comprehensive loss (income)"

	Pension Benefits						U.S. Postretirement Health Benefits
	2018		2017		2016		2018	2017	2016
(In millions)	U.S.	Int'l	U.S.	Int'l	U.S.	Int'l

Net actuarial loss (gain)	$33.5	$(27.2)	$21.8	$(17.2)	$39.1	$48.9	$.2	$–	$(.2)
Prior service credit	–	–	–	(2.1)	–	(.6)	–	–	–
Amortization of unrecognized:
Net actuarial loss	(21.2)	(8.1)	(18.7)	(10.8)	(19.0)	(7.0)	(1.4)	(1.5)	(1.7)
Prior service (cost) credit	(.8)	.5	(.9)	.4	(1.2)	.4	3.3	3.3	3.2
Net transition obligation	–	–	–	–	–	(.1)	–	–	–
Settlements	(92.0)	(1.7)	–	–	(41.4)	–	–	–	–

Net amount recognized in other comprehensive (income) loss	$(80.5)	$(36.5)	$2.2	$(29.7)	$(22.5)	$41.6	$2.1	$1.8	$1.3

Schedule of components of net periodic benefit cost (credit)

	Pension Benefits						U.S. Postretirement Health Benefits
	2018		2017		2016		2018	2017	2016
(In millions)	U.S.	Int'l	U.S.	Int'l	U.S.	Int'l

Service cost	$–	$19.2	$.5	$18.2	$.4	$13.9	$–	$–	$–
Interest cost	34.5	15.7	35.3	14.3	34.4	16.4	.1	.1	.1
Actuarial (gain) loss	(.6)	–	1.7	–	(.2)	–	–	–	–
Expected return on plan assets	(42.5)	(23.8)	(40.5)	(21.1)	(42.7)	(21.4)	–	–	–
Amortization of actuarial loss	21.2	8.1	18.7	10.8	19.0	7.0	1.4	1.5	1.7
Amortization of prior service cost (credit)	.8	(.5)	.9	(.4)	1.2	(.4)	(3.3)	(3.3)	(3.2)
Amortization of transition obligation	–	–	–	–	–	.1	–	–	–
Recognized net gain on curtailments	–	–	–	–	–	(.2)	–	–	–
Recognized loss on settlements(1)	92.0	1.7	–	–	41.4	–	–	–	–

Net periodic benefit cost (credit)	$105.4	$20.4	$16.6	$21.8	$53.5	$15.4	$(1.8)	$(1.7)	$(1.4)

(1)

In 2018, settlements in the U.S. related to lump-sum payments associated with the ADPP and two nonqualified benefit plans. Settlements in our international plans related to lump-sum payments in the UK and France. In 2016, we recognized a loss on settlements related to the ADPP as a result of making the lump-sum pension payments described above.

Schedule of weighted-average assumptions used to determine net periodic cost

	Pension Benefits						U.S. Postretirement Health Benefits
	2018		2017		2016		2018	2017	2016
	U.S.	Int'l	U.S.	Int'l	U.S.	Int'l

Discount rate	3.72%	2.25%	4.18%	2.12%	4.55%	2.95%	3.55%	3.95%	4.13%
Expected return on assets	7.00	3.78	7.00	3.77	7.25	4.14	–	–	–
Compensation rate increase	–	2.26	–	2.24	–	2.24	–	–	–

Schedule of defined benefit plan contributions
(In millions)

U.S. pension plans	$65.2
Int'l pension plans	10.7
U.S. postretirement health benefits	.4

Schedule of anticipated future benefit payments

	Pension Benefits		U.S. Postretirement Health Benefits
(In millions)	U.S.	Int'l

2019	$8.5	$20.2	$.4
2020	7.4	21.9	.4
2021	7.7	21.6	.4
2022	6.4	24.0	.3
2023	6.3	25.3	.3
2024 – 2028	27.5	146.2	1.3

U.S.
Defined Benefit Plans
Schedule of fair value of plan assets

		Fair Value Measurements Using
(In millions)	Total	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)

2018
Cash and cash equivalents	$27.1	$27.1	$–	$–
Equity securities	.3	–	.3	–
Fixed income securities – government and municipal bonds	113.0	66.3	46.7	–
Fixed income securities – corporate bonds	592.8	–	592.8	–
Other	2.4	–	2.4	–

Total U.S. plan assets	$735.6

2017
Cash	$–	$–	$–	$–
Pooled funds – liability-hedging portfolio(1)	275.6
Pooled funds – growth portfolio(1)	464.6

Total U.S. plan assets	$740.2

(1)

Pooled funds that are measured at fair value using the NAV per share (or its equivalent) practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to reconcile to total U.S. plan assets.

Int'l
Defined Benefit Plans
Schedule of fair value of plan assets

		Fair Value Measurements Using
(In millions)	Total	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)

2018
Cash	$4.1	$4.1	$–	$–
Insurance contracts	36.9	–	–	36.9
Pooled funds – fixed income securities(1)	300.4
Pooled funds – equity securities(1)	185.0
Pooled funds – other investments(1)	105.4

Total international plan assets at fair value	$631.8

2017
Cash	$1.7	$1.7	$–	$–
Insurance contracts	35.7	–	–	35.7
Pooled funds – fixed income securities(1)	278.5
Pooled funds – equity securities(1)	277.3
Pooled funds – other investments(1)	90.5

Total international plan assets at fair value	$683.7

(1)

Pooled funds that are measured at fair value using the NAV per share (or its equivalent) practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to reconcile to total international plan assets.

Schedule of reconciliation of Level 3 assets

Level 3 Assets
(In millions)	Insurance Contracts

Balance at December 30, 2017	$35.7
Net realized and unrealized gain	1.0
Purchases	5.9
Settlements	(5.0)
Transfer	.1
Impact of changes in foreign currency exchange rates	(.8)

Balance at December 29, 2018	$36.9